Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Outstanding Common Stock Warrants
The following table summarizes the outstanding common stock warrants:

Warrant issue date	Types of shares issued by Legacy View	Number of Warrants December 31, 2021 (As converted)	Number of Warrants December 31, 2020 (As converted)	Number of Warrants December 31, 2019 (As converted)	Exercise Price Per Warrant (As converted)	Expiry Date
August 2010 - June 2011	Common stock (previously Series B redeemable convertible preferred stock)	46,498	46,498	46,498	$15.49	March 2023
August 2011 - January 2012	Common stock (previously Series C redeemable convertible preferred stock)	53,256	53,256	71,898	18.78	March 2023
August 2012	Common stock (previously Series D redeemable convertible preferred stock)	45,388	45,388	59,282	21.60	March 2023
December 2013	Common stock (previously Series E redeemable convertible preferred stock)	63,296	63,296	63,296	25.91	March 2023
April 2015 - April 2016	Common stock (previously Series F redeemable convertible preferred stock)	45,207	161,457	161,457	38.71	Through December 2022
April 2016 - November 2018	Common stock (previously Series H redeemable convertible preferred stock)	1,135,391	1,135,391	1,135,395	18.93	Through November 2028
March 2017	Common stock (previously Series H redeemable convertible preferred stock)	1,849,431	1,849,431	1,849,431	12.91	March 2027
March 2014	Common stock	2,324	2,324	2,324	9.47	August 2023
August 2015	Common stock	12,916	12,916	12,916	11.62	December 2022
December 2018	Common stock	24,910	24,910	24,910	9.04	December 2028
August 2020	Common stock (Private Warrants)	366,666	—	—	11.50	Through March 2026
August 2020	Common stock (Public Warrants)	16,666,637	—	—	11.50	Through March 2026
December 2021	Common stock (in connection with the WorxWell acquisition)	1,000,000	—	—	10.00	December 2031
	Total stock warrants	21,311,920	3,394,867	3,427,407
The following table summarizes the outstanding common stock warrants:

Warrant issue date	Types of shares issued	Number of Warrants September 30, 2022 (As converted)	Number of Warrants December 31, 2021 (As converted)	Exercise Price Per Warrant (As converted)	Expiry Date
August 2010 - June 2011	Common stock (previously Series B redeemable convertible preferred stock)	46,498	46,498	$15.49	March 2023
August 2011 - January 2012	Common stock (previously Series C redeemable convertible preferred stock)	53,256	53,256	18.78	March 2023
August 2012	Common stock (previously Series D redeemable convertible preferred stock)	45,388	45,388	21.60	March 2023
December 2013	Common stock (previously Series E redeemable convertible preferred stock)	63,296	63,296	25.91	March 2023
April 2015 - April 2016	Common stock (previously Series F redeemable convertible preferred stock)	38,749	45,207	38.71	Through December 2022
April 2016 - November 2018	Common stock (previously Series H redeemable convertible preferred stock)	1,135,391	1,135,391	18.93	Through November 2028
March 2017	Common stock (previously Series H redeemable convertible preferred stock)	1,849,431	1,849,431	12.91	March 2027
March 2014	Common stock	2,324	2,324	9.47	August 2023
August 2015	Common stock	12,916	12,916	11.62	December 2022
December 2018	Common stock	24,910	24,910	9.04	December 2028
August 2020	Common stock (Private Warrants)	366,666	366,666	11.50	Through March 2026
August 2020	Common stock (Public Warrants)	16,666,637	16,666,637	11.50	Through March 2026
December 2021	Common stock (in connection with the WorxWell acquisition)	1,000,000	1,000,000	$10.00	December 2031
	Total stock warrants	21,305,462	21,311,920